Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

December 31, 2020

F60-QTLY-0221
1.9858339.106

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 3/11/21 (a)
(Cost $439,937)	440,000	439,940
	Shares	Value

Domestic Equity Funds - 51.4%
Fidelity Series All-Sector Equity Fund (b)	4,791,869	$55,010,659
Fidelity Series Blue Chip Growth Fund (b)	5,097,861	85,491,125
Fidelity Series Commodity Strategy Fund (b)	15,155,202	69,562,375
Fidelity Series Growth Company Fund (b)	9,574,074	218,001,662
Fidelity Series Intrinsic Opportunities Fund (b)	12,221,273	225,482,483
Fidelity Series Large Cap Stock Fund (b)	11,901,238	195,775,360
Fidelity Series Large Cap Value Index Fund (b)	5,440,120	71,863,984
Fidelity Series Opportunistic Insights Fund (b)	5,542,464	112,234,906
Fidelity Series Small Cap Discovery Fund (b)	1,966,892	24,428,797
Fidelity Series Small Cap Opportunities Fund (b)	5,205,638	83,446,384
Fidelity Series Stock Selector Large Cap Value Fund (b)	13,058,431	166,364,410
Fidelity Series Value Discovery Fund (b)	8,893,912	127,449,760
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,246,899,982)		1,435,111,905

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	5,483,803	63,337,927
Fidelity Series Emerging Markets Fund (b)	3,917,922	44,429,230
Fidelity Series Emerging Markets Opportunities Fund (b)	16,192,663	404,168,871
Fidelity Series International Growth Fund (b)	10,968,180	195,014,234
Fidelity Series International Small Cap Fund (b)	2,934,089	60,236,840
Fidelity Series International Value Fund (b)	19,267,331	194,407,369
Fidelity Series Overseas Fund (b)	15,276,229	189,425,236
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $949,889,711)		1,151,019,707

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	1,526,425	14,562,098
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	474,856	5,137,939
Fidelity Series Floating Rate High Income Fund (b)	339,115	3,082,556
Fidelity Series High Income Fund (b)	1,835,296	17,361,905
Fidelity Series Inflation-Protected Bond Index Fund (b)	5,039,096	54,069,505
Fidelity Series International Credit Fund (b)	28,686	293,455
Fidelity Series Investment Grade Bond Fund (b)	107,743	1,284,294
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,718,401	61,607,733
Fidelity Series Real Estate Income Fund (b)	1,035,102	10,868,571
TOTAL BOND FUNDS
(Cost $165,613,765)		168,268,056

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 0.11% (c)	4,222,022	4,222,866
Fidelity Series Government Money Market Fund 0.13% (b)(d)	26,947,820	26,947,820
Fidelity Series Short-Term Credit Fund (b)	389,258	3,986,003
TOTAL SHORT-TERM FUNDS
(Cost $35,034,659)		35,156,689
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,397,878,054)		2,789,996,297
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,992)
NET ASSETS - 100%		$2,789,955,305

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	23	March 2021	$4,311,120	$(1,022)	$(1,022)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	53	March 2021	5,646,620	3,629	3,629
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	60	March 2021	3,864,600	(110,413)	(110,413)
TOTAL FUTURES CONTRACTS					$(107,806)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $323,955.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,694
Total	$3,694

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$31,611,245	$11,267,314	$3,228,078	$3,596,579	$26,965	$15,333,213	$55,010,659
Fidelity Series Blue Chip Growth Fund	57,857,745	39,759,487	31,520,944	27,908,107	2,043,251	17,351,586	85,491,125
Fidelity Series Canada Fund	31,737,865	19,549,272	3,606,768	1,297,060	(133,898)	15,791,456	63,337,927
Fidelity Series Commodity Strategy Fund	54,009,017	16,409,550	13,586,613	271,084	(3,295,012)	16,025,433	69,562,375
Fidelity Series Emerging Markets Debt Fund	10,149,712	2,965,404	556,655	480,668	4,382	1,999,255	14,562,098
Fidelity Series Emerging Markets Debt Local Currency Fund	--	4,859,543	45,431	29,043	(60)	323,887	5,137,939
Fidelity Series Emerging Markets Fund	18,962,022	12,707,742	2,019,448	594,953	(4,066)	14,782,980	44,429,230
Fidelity Series Emerging Markets Opportunities Fund	177,933,485	108,471,234	15,039,608	11,482,814	259,353	132,544,407	404,168,871
Fidelity Series Floating Rate High Income Fund	2,214,978	692,410	134,674	91,173	(5,104)	314,946	3,082,556
Fidelity Series Government Money Market Fund 0.13%	48,201,151	23,835,354	45,088,685	50,518	--	--	26,947,820
Fidelity Series Growth Company Fund	119,069,908	80,664,948	35,462,886	52,734,540	1,579,238	52,150,454	218,001,662
Fidelity Series High Income Fund	12,409,675	3,654,281	673,373	648,732	16,983	1,954,339	17,361,905
Fidelity Series Inflation-Protected Bond Index Fund	34,500,453	22,095,646	4,915,858	684,323	960	2,388,304	54,069,505
Fidelity Series International Credit Fund	256,913	18,404	--	18,405	--	16,567	293,455
Fidelity Series International Growth Fund	135,174,776	62,387,133	31,511,978	26,526,941	(16,700)	28,981,003	195,014,234
Fidelity Series International Small Cap Fund	32,381,643	10,802,318	1,933,012	472,544	97,649	18,888,242	60,236,840
Fidelity Series International Value Fund	121,040,970	38,760,146	19,073,342	5,241,019	223,915	53,455,680	194,407,369
Fidelity Series Intrinsic Opportunities Fund	132,374,559	42,078,485	13,513,381	8,922,835	401,019	64,141,801	225,482,483
Fidelity Series Investment Grade Bond Fund	--	1,285,526	7,952	2,670	(3)	6,723	1,284,294
Fidelity Series Large Cap Stock Fund	117,522,100	44,819,259	14,858,400	9,517,841	83,376	48,209,025	195,775,360
Fidelity Series Large Cap Value Index Fund	32,282,005	26,539,833	1,971,561	1,392,540	(102,158)	15,115,865	71,863,984
Fidelity Series Long-Term Treasury Bond Index Fund	39,383,216	34,260,361	4,071,833	6,079,432	437,358	(8,401,369)	61,607,733
Fidelity Series Opportunistic Insights Fund	65,527,077	35,634,475	10,540,347	12,998,753	(69,534)	21,683,235	112,234,906
Fidelity Series Overseas Fund	112,154,305	36,902,609	12,870,452	2,053,200	(321,446)	53,560,220	189,425,236
Fidelity Series Real Estate Income Fund	6,964,826	2,480,184	421,988	595,208	(40,045)	1,885,594	10,868,571
Fidelity Series Short-Term Credit Fund	3,614,277	238,207	3,099	73,058	(82)	136,700	3,986,003
Fidelity Series Small Cap Discovery Fund	13,227,659	4,128,347	2,231,089	642,268	(21,533)	9,325,413	24,428,797
Fidelity Series Small Cap Opportunities Fund	45,909,405	12,696,961	4,131,097	1,629,082	169,061	28,802,054	83,446,384
Fidelity Series Stock Selector Large Cap Value Fund	86,302,866	44,517,250	6,371,116	3,407,435	(129,626)	42,045,036	166,364,410
Fidelity Series Value Discovery Fund	64,128,138	34,823,379	4,091,489	2,537,612	(53,639)	32,643,371	127,449,760
Total	$1,606,901,991	$779,305,062	$283,481,157	$181,980,437	$1,150,604	$681,455,420	$2,785,333,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.